Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 22,123	$ 11,744